CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues, transactions with related parties	¥ 40,520		¥ 38,471	¥ 37,152
Cost of revenues, transactions with related parties	149,547		135,058	91,989
Selling and marketing expenses, transactions with related parties	2,541		120,315	33,921
Cost of revenues
Share-based compensation expenses	11,861	$ 1,720	18,973	5,424
Selling and marketing expenses
Share-based compensation expenses	24,334	3,528	31,947	15,973
Research and development expenses
Share-based compensation expenses	62,503	9,062	57,595	15,281
General and administrative expenses
Share-based compensation expenses	¥ 275,197	$ 39,900	¥ 439,950	¥ 143,412